Loan Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Loan Receivable [Abstract]
Loan Receivable

Note 9. Loan Receivable

On May 16, 2023, the Company entered into a Summary of Proposed Terms (the “Letter of Intent”) with millionways, Inc. (“millionways”) to provide bridge loans to millionways and enter into due diligence to acquire up to 100% of the AI firm. On June 6, 2023, the Company entered into a Note Purchase Agreement (the “MW Agreement”) with millionways, pursuant to which the Company agreed to purchase from millionways up to three unsecured promissory notes (each, a “MW Note”), in an aggregate principal amount of up to $2.0 million, subject to the terms and conditions of the MW Agreement. Also on June 6, 2023, pursuant to the terms of the MW Agreement, the Company purchased the MW Notes from millionways and loaned an aggregate principal amount of $500 thousand to millionways.

The MW Agreement contains customary representations and warranties by millionways and the Company, as well as a “most favored nations” provision for the benefit of the Company. The MW Notes issued under the MW Agreement, including the MW Notes issued on June 6, 2023, provide that the indebtedness evidenced by the applicable MW Note bears simple interest at the rate of 10% per annum (or 15% per annum during the occurrence of an event of default, as defined in the MW Notes), and becomes due and payable in full on the earlier of (i) May 16, 2024, (ii) a change of control (as defined in the MW Notes) of millionways, (iii) dollar-for-dollar prepayment for additional capital received through any vehicle from a third party or (iv) an event of default.

The Company reserved approximately $306 thousand of the outstanding $613 thousand receivable as uncollectible based on credit risk in the unaudited condensed consolidated financial statements as of September 30, 2024, and $279 thousand of the outstanding $558 thousand receivable as of December 31, 2023.

Note 10 – Loan Receivable

On May 16, 2023, the Company entered into a Summary of Proposed Terms (the “Letter of Intent”) with millionways to provide bridge loans to millionways and enter into due diligence to acquire up to 100% of the AI firm. On June 6, 2023, the Company entered into a Note Purchase Agreement (the “MW Agreement”) with millionways, pursuant to which the Company agreed to purchase from millionways up to three unsecured promissory notes (each, a “MW Note”), in an aggregate principal amount of up to $2.0 million, subject to the terms and conditions of the MW Agreement. Also on June 6, 2023, pursuant to the terms of the MW Agreement, the Company purchased the MW Notes from millionways and loaned an aggregate principal amount of $500 thousand to millionways.

The MW Agreement contains customary representations and warranties by millionways and the Company, as well as a “most favored nations” provision for the benefit of the Company. The MW Notes issued under the MW Agreement, including the MW Notes issued on June 6, 2023, provide that the indebtedness evidenced by the applicable MW Note bears simple interest at the rate of 10% per annum (or 15% per annum during the occurrence of an event of default, as defined in the MW Notes), and becomes due and payable in full on the earlier of (i) May 16, 2024, (ii) a change of control (as defined in the MW Notes) of millionways, (iii) dollar-for-dollar prepayment for additional capital received through any vehicle from a third party or (iv) an event of default.

The Company reserved $279 thousand of the outstanding $558 thousand receivable as uncollectible based on credit risk in the consolidated financial statements as of December 31, 2023.